Other Expenses Interest Expense [Member] Investment Objectives and Goals - Overlay B Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Overlay B Portfolio of Sanford C. Bernstein Fund, Inc.
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]
The investment objective of the Overlay B Portfolio (“Portfolio”) is to manage the volatility of a fixed-income-oriented asset allocation over the long term, as part of an investor’s overall asset allocation managed by Bernstein Private Wealth Management of AllianceBernstein L.P.